SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.	SEGMENT INFORMATION

The Group's chief operating decision maker evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

The Group operates in two segments, Metal stamping and mechanical OEM segment and Electric OEM segment. The Metal stamping and mechanical OEM segment focuses on manufacturing and sale of metal parts and components. The Electric OEM segment focuses on manufacturing and sale of plastic and electronic parts and components.

Intersegment sales arise from transfer of goods between subsidiaries. These sales are generally at price consistent with what the Group would charge third parties for similar goods. A summary of the net sales, profitability information and asset information by segment and geographical areas is shown below:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net sales:
Metal stamping and Mechanical OEM:
Unaffiliated customers	13,922	18,530	14,689
Intersegment sales	6,220	6,790	8,585

	20,142	25,320	23,274

Electric OEM:
Unaffiliated customers	7,817	12,617	10,681
Intersegment sales	3,756	10,915	11,914

	11,573	23,532	22,595

Intersegment eliminations	(9,976)	(17,705)	(20,499)

Total net sales	21,739	31,147	25,370

	Year ended March 31,
	2010	2011	2012
	$	$	$
Operating income:
Metal stamping and Mechanical OEM	448	1,079	428
Electric OEM	20	1,086	71
Corporate	(137)	(439)	(269)

Total operating income	331	1,726	230

Interest expense:
Metal stamping and Mechanical OEM	35	34	14
Electric OEM	12	23	10

Total interest expense	47	57	24

Depreciation and amortization expense:
Metal stamping and Mechanical OEM	359	369	393
Electric OEM	260	290	277
Corporate	16	8	-

Total depreciation and amortization	635	667	670

Capital expenditure:
Metal stamping and Mechanical OEM	47	615	323
Electric OEM	69	412	32

Total capital expenditure	116	1,027	355

	As of March 31,
	2011	2012
	$	$
Total assets:
Metal stamping and Mechanical OEM	11,062	12,450
Electric OEM	8,118	4,090
Corporate	219	39

Total assets	19,399	16,579

	As of March 31,
	2011	2012
	$	$
Long-lived assets:
Metal stamping and Mechanical OEM	1,519	1,342
Electric OEM	892	685

Total long-lived assets	2,411	2,027

All of the Group's sales are co-ordinated through its head office in Hong Kong. The Group considers revenues generated from physical location of customers and the breakdown by destination is as follows:

	Year ended March 31,
	2010	2011	2012
	$	$	$
Net sales:
Hong Kong and China	7,584	8,560	5,933
Other Asian countries	943	1,898	995
Europe	11,738	15,069	14,030
United States of America	1,152	5,620	4,412
Others	322	-	-

	21,739	31,147	25,370

All of the Group's long-lived assets are located in Hong Kong and China.